Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Convertible Notes Payable

Note 7 Convertible Notes Payable

As at June 30, 2020, there are ten convertible notes payable that are non-interest bearing, unsecured and payable on demand. The notes are convertible into common stock at the discretion of the holder at four different conversion rates: $0.01 debt to 1 common share, $0.005 to 1 common share; $0.05 to 1 common share; and $0.04 to 1 common share. As at April 2, 2020, all the convertible notes payable have been amended to include that no such conversion shall result in the Holder holding in excess of 9.99% of the total issued and outstanding common stock of the Company at anytime. The effect that conversion would have on earnings per share has not been disclosed due to the anti-dilutive effect. A recap of convertible debt outstanding based on conversion rates is as follow:

	June 30, 2020	December 31, 2019

Convertible at $0.01 debt to 1 common share	$85,000	$85.000
Convertible at $0.005 debt to 1 common share	30,000	10,000
Convertible at $0.15 debt to 1 common share*	-	25,000
Convertible at $0.05 debt to 1 common share	48,490	23,490
Convertible at $0.04 debt to 1 common share	20,000	20,000
	$183,490	$163,490

*Effective April 2, 2020, the $25,000 convertible note payable with the conversion price of $0.15 per share was amended to $0.05 per share.

Note 5 Convertible Notes Payable

As at December 31, 2019, there are nine convertible notes payable. All notes are non-interest bearing, unsecured and payable on demand. The notes are convertible into common stock at the discretion of the holder at five different conversion rates: $0.01 debt to 1 common share, $0.005 to 1 common share; $0.15 to 1 common share; $0.05 to 1 common share; and $0.04 to 1 common share. The effect that conversion would have on earnings per share has not been disclosed due to the anti-dilutive effect. A recap of convertible debt outstanding based on conversion rates is as follow:

	December 31, 2019	December 31, 2018

Convertible at $0.01 debt to 1 common share	$85,000	$85.000
Convertible at $0.005 debt to 1 common share	10,000	10,000
Convertible at $0.015 debt to 1 common share	25,000	25,000
Convertible at $0.05 debt to 1 common share	23,490	23,490
Convertible at $0.04 debt to 1 common share	20,000	20,000
	$163,490	$163,490